Income Taxes (Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Income Taxes [Abstract]
Income (loss) before income taxes from continuing operations: Israel	$ (4,761)	$ (390)		$ (15,362)
Income (loss) before income taxes from continuing operations: Non-Israeli	1,574	1,562		474
Income (loss) from continuing operations before incomes taxes	(3,187)	1,172	[1]	(14,888)	[1]
Income tax expense from continuing operations, Current: Israel	56	28		123
Income tax expense from continuing operations, Current: Non-Israeli	122	372		148
Current Income tax expense from continuing operations, Total	178	400		271
Deferred tax expense (benefit) from continuing operations: Israel	(5,125)	620		(2,654)
Deferred tax expense (benefit) from continuing operations: Non-Israeli	72	(717)		311
Deferred tax expense (benefit) from continuing operations, Total	(5,053)	(97)		(2,343)
Actual income tax expense (benefit)	$ (4,875)	$ 303	[1]	$ (2,072)	[1]

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19